Property, Plant and Equipment - Additional Information (Detail) ¥ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss			$ 223,000	$ 2,524,000	$ 0
Borrowing cost capitalized			0	0	0
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying value of motor vehicles under financial leases			50,000	71,000	$ 64,000
Ningbo Pacific Cable Co., Ltd. [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss			$ 200,000	1,100,000
Consideration amount within agreement to sell its buildings and land use rights at its Ningbo Pacific subsidiary	$ 8,800,000	¥ 60.6
Tax expense related to sale of building and land use rights	$ 800,000
Siam Fiber Optics Co., Ltd. [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss				1,400,000
Recoverable amount of CGU				$ 0
Key assumptions used in calculating the value in use, discount rate				14.80%